JPMorgan Hedged Equity Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	2.47%	1.77%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	11.74%	8.83%	7.53%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	16.37%	9.48%	7.67%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	18.23%	10.30%	8.38%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.02%	10.06%	8.11%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.94%	8.14%	6.77%